BANK LOAN (Details Narrative) - USD ($)			6 Months Ended
	Mar. 02, 2020	Nov. 14, 2016	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Financing Interest Expense			$ 5,712	$ 5,664
Pt Bank Uob Indonesia [Member]
Short-term Debt [Line Items]
[custom:ReductionInCashDepositForPledgingOfLoan-0]	$ 1,000,000
Pt Bank Uob Indonesia [Member] | Minimum [Member]
Short-term Debt [Line Items]
[custom:LineOfCreditFacilityReductionAmount]	1,900,000
Pt Bank Uob Indonesia [Member] | Maximum [Member]
Short-term Debt [Line Items]
[custom:LineOfCreditFacilityReductionAmount]	$ 1,000,000
PT Green World Nusantara [Member]
Short-term Debt [Line Items]
Renewable Term of Bank Loan		1 year
Derivative, Basis Spread on Variable Rate		100.00%
Security Deposit		$ 2,000,000
PT Green World Nusantara [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 1,900,000